Equity - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Vote Item shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$)
Disclosure of classes of share capital [line items]
Number of votes per common share | Vote	1
Multiplier to price per share paid to the controlling shareholder used to determine the purchase price per share of preferred shares in a public offering	75
Multiplier to the price per common share that preferred shares have the right to receive in the case of liquidation upon splitting of remaining assets among shareholders	75
Multiplier to the price per common share used to determine the amount of dividends that may be received	75
Issuance of shares due exercise of stock options | R$	R$ 37,767	R$ 47,634	R$ 17,899
Number of shares issued related to the exercise of stock options | shares	2,936,976	4,877,470
Issued capital
Disclosure of classes of share capital [line items]
Issuance of shares due exercise of stock options | R$	R$ 33,800	R$ 46,038	R$ 13,276